Fair value measurements and the fair value option - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Level 1 [Member] | Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	$ 7,033	$ 9,295